Current and Deferred Taxes (Details) - Schedule of effect of deferred taxes on income - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Interests and adjustments	$ 17,670	$ 9,815
Extraordinary charge-offs	29,613	12,687
Assets received in lieu of payment	1,223	2,843
Exchange rate adjustments		16,611
Property, plant and equipment valuation	4,708	1,545
Allowance for loan losses	276,364	329,028
Provision for expenses	88,372	83,174
Derivatives	50
Leased assets	95,152	107,564
Subsidiaries tax losses	5,570	12,757
Right of use assets	887	516
Others	9,444
Total deferred tax assets	529,053	576,540
Deferred tax liabilities
Valuation of investments	423	151,062
Fixed assets valuation		2,001
Prepaid expenses	7,285	18,895
Valuation provision	3,147	8,228
Derivatives	289,352	245,517
Exchange rate adjustments	8,779
Other	17,162	113
Total deferred tax liabilities	$ 326,148	$ 425,816